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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Cornerstone Total Return Fund, Inc. Semi-Annual Report JUNE 30, 2020 (Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	15
Description of Dividend Reinvestment Plan	16
Proxy Voting and Portfolio Holdings Information	18
Summary of General Information	18
Stockholder Information	18

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of June 30, 2020 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	24.4
Health Care	13.6
Closed-End Funds	12.5
Consumer Discretionary	10.5
Communication Services	9.0
Financials	8.1
Consumer Staples	6.4
Industrials	6.3
Utilities	2.8
Exchange-Traded Funds	2.7
Materials	1.7
Real Estate	0.7
Energy	0.5
Other	0.8

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Microsoft Corporation	Information Technology	8.3
2.	Amazon.com, Inc.	Consumer Discretionary	7.4
3.	Apple Inc.	Information Technology	4.9
4.	Facebook, Inc. - Class A	Communication Services	3.6
5.	Johnson & Johnson	Health Care	2.5
6.	Procter & Gamble Company (The)	Consumer Staples	2.3
7.	UnitedHealth Group Incorporated	Health Care	1.9
8.	Mastercard Incorporated - Class A	Information Technology	1.9
9.	Comcast Corporation - Class A	Communication Services	1.7
10.	General American Investors Company, Inc.	Closed-End Funds	1.7

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2020 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.18%
CLOSED-END FUNDS — 12.48%
CORE — 2.02%
Adams Diversified Equity Fund, Inc.	31,502	$469,695
General American Investors Company, Inc.	192,062	6,110,760
Royce Micro-Cap Trust, Inc.	44,491	320,335
Source Capital, Inc.	13,209	436,997
		7,337,787
DEVELOPED MARKET — 0.65%
Aberdeen Japan Equity Fund, Inc.	41,793	323,896
European Equity Fund, Inc. (The)	13,745	114,358
First Trust Dynamic Europe Equity Income Fund	46,029	475,940
Japan Smaller Capitalization Fund, Inc.	58,488	457,376
New Germany Fund, Inc. (The)	18,723	284,215
New Ireland Fund, Inc. (The) *	31,563	244,613
Swiss Helvetia Fund, Inc. (The)	57,883	453,803
		2,354,201
DIVERSIFIED EQUITY — 0.14%
Guggenheim Enhanced Equity Income Fund	52,225	283,582
Nuveen Tax-Advantaged Total Return Strategy Fund	64	516
Sprott Focus Trust, Inc.	40,450	238,655
		522,753
EMERGING MARKETS — 0.76%
Aberdeen Emerging Markets Equity Income Fund, Inc.	7,860	47,553
Central and Eastern Europe Fund, Inc. (The)	22,550	470,844
China Fund, Inc. (The)	32,501	725,747
First Trust/Aberdeen Emerging Opportunity Fund	7,870	92,945
Korea Fund, Inc. (The)	336	8,687
Mexico Equity and Income Fund, Inc. (The)	735	5,637
Mexico Fund, Inc. (The)	4,170	40,894
Morgan Stanley China A Share Fund, Inc.	47,860	933,749
Morgan Stanley India Investment Fund, Inc. *	6,080	98,739
Taiwan Fund, Inc. (The)	7,376	156,445
Templeton Dragon Fund, Inc.	9,328	188,239
Voya Emerging Markets High Dividend Equity Fund	1,171	7,272
		2,776,751
ENERGY MLP FUNDS — 1.73%
ClearBridge Energy Midstream Opportunity Fund Inc.	63,193	149,135
ClearBridge MLP and Midstream Fund Inc.	111,100	354,409
ClearBridge MLP and Midstream Total Return Fund Inc.	53,203	144,180
First Trust MLP and Energy Income Fund	56,534	317,156
Goldman Sachs MLP and Energy Renaissance Fund	209,106	1,583,978

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2020 (Unaudited) (continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS (continued)
Goldman Sachs MLP Income Opportunities Fund	148,627	$1,423,847
Kayne Anderson Midstream/Energy Fund, Inc.	60,383	273,535
Kayne Anderson MLP/Midstream Investment Company	140,529	741,993
Neuberger Berman MLP and Energy Income Fund Inc.	326,948	961,227
Salient Midstream & MLP Fund	18,400	75,992
Tortoise Energy Infrastructure Corporation	17,000	272,510
		6,297,962
GLOBAL — 1.11%
Aberdeen Total Dynamic Dividend Fund	59,775	460,268
Clough Global Equity Fund	30,603	325,922
Delaware Enhanced Global Dividend and Income Fund	7,900	63,832
Gabelli Global Small and Mid Cap Value Trust (The)	93,342	828,877
GDL Fund (The)	157,081	1,292,776
Voya Infrastructure, Industrials and Materials Fund	115,382	1,040,746
		4,012,421
INCOME & PREFERRED STOCK — 0.19%
LMP Capital and Income Fund Inc.	67,900	679,679

NATURAL RESOURCES — 1.54%
BlackRock Energy and Resources Trust	161,106	1,164,796
BlackRock Resources & Commodities Strategy Trust	501,825	3,076,187
First Trust Energy Income and Growth Fund	98,539	1,066,192
First Trust Energy Infrastructure Fund	22,990	230,360
Tortoise Pipeline & Energy Fund, Inc.	2,000	28,060
Tortoise Power and Energy Infrastructure Fund, Inc.	4,490	40,545
		5,606,140
OPTION ARBITRAGE/OPTION STRATEGIES — 0.10%
Madison Covered Call & Equity Strategy Fund	17,111	96,506
Voya Global Equity Dividend and Premium Opportunity Fund	54,793	264,650
		361,156
REAL ESTATE — 2.85%
Aberdeen Global Premier Properties Fund	807,660	3,763,696
CBRE Clarion Global Real Estate Income Fund	828,915	4,948,622
Nuveen Real Estate Income Fund	160,027	1,195,402
RMR Real Estate Income Fund	37,448	436,644
		10,344,364
SECTOR EQUITY — 1.23%
Gabelli Healthcare & WellnessRx Trust (The)	77,049	773,572
GAMCO Global Gold, Natural Resources & Income Trust	217,054	746,666

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2020 (Unaudited) (continued)

Description	No. of Shares	Value
SECTOR EQUITY (continued)
GAMCO Natural Resources, Gold & Income Trust	113,823	$547,489
Nuveen Real Asset Income and Growth Fund	109,896	1,283,584
Tekla Healthcare Investors	2,000	42,660
Tekla Healthcare Opportunities Fund	59,592	1,060,738
		4,454,709
UTILITY — 0.16%
Macquarie Global Infrastructure Total Return Fund Inc.	27,469	483,729
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	11,300	90,061
		573,790
TOTAL CLOSED-END FUNDS		45,321,713

COMMUNICATION SERVICES — 8.95%
Alphabet Inc. - Class C *	1,300	1,837,693
AT&T Inc.	90,000	2,720,700
Charter Communications, Inc. - Class A *	5,300	2,703,212
Comcast Corporation - Class A	158,000	6,158,840
Electronic Arts Inc. *	7,000	924,350
Facebook, Inc. - Class A *	58,000	13,170,060
Netflix, Inc. *	11,000	5,005,440
		32,520,295
CONSUMER DISCRETIONARY — 10.51%
Amazon.com, Inc. *	9,700	26,760,554
Dollar General Corporation	7,000	1,333,570
Home Depot, Inc. (The)	14,000	3,507,140
Lowe’s Companies, Inc.	9,000	1,216,080
McDonald’s Corporation	8,000	1,475,760
NIKE, Inc. - Class B	25,000	2,451,250
Target Corporation	12,000	1,439,160
		38,183,514
CONSUMER STAPLES — 6.41%
Altria Group, Inc.	44,000	1,727,000
Colgate-Palmolive Company	20,000	1,465,200
Costco Wholesale Corporation	14,000	4,244,940
Estée Lauder Companies, Inc. (The) - Class A	9,000	1,698,120
Hershey Company (The)	4,000	518,480
Hormel Foods Corporation	14,000	675,780
Kimberly-Clark Corporation	8,000	1,130,800
Kroger Co. (The)	20,000	677,000
Mondelēz International, Inc. - Class A	33,000	1,687,290
Monster Beverage Corporation *	14,000	970,480
Procter & Gamble Company (The)	71,000	8,489,470
		23,284,560
ENERGY — 0.52%
Exxon Mobil Corporation	42,000	1,878,240

EXCHANGE-TRADED FUNDS — 2.72%
iShares Core S&P 500 ETF	15,000	4,645,350
SPDR S&P 500 ETF Trust	17,000	5,242,120
		9,887,470
FINANCIALS — 8.09%
Aflac Incorporated	17,000	612,510
Allstate Corporation (The)	8,000	775,920
American Express Company	10,000	952,000
Aon plc	7,000	1,348,200

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2020 (Unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (continued)
Bank of America Corporation	125,000	$2,968,750
Berkshire Hathaway Inc. - Class B *	33,000	5,890,830
BlackRock, Inc.	4,000	2,176,360
Intercontinental Exchange, Inc.	13,000	1,190,800
JPMorgan Chase & Co.	38,000	3,574,280
Marsh & McLennan Companies, Inc.	12,000	1,288,440
Moody’s Corporation	5,000	1,373,650
Morgan Stanley	20,000	966,000
Progressive Corporation (The)	14,000	1,121,540
S&P Global Inc.	8,000	2,635,840
State Street Corporation	9,000	571,950
T. Rowe Price Group, Inc.	6,000	741,000
Truist Financial Corporation	32,000	1,201,600
		29,389,670
HEALTH CARE — 13.64%
Abbott Laboratories	20,000	1,828,600
AbbVie Inc.	36,000	3,534,480
Agilent Technologies, Inc.	7,000	618,590
Baxter International Inc.	12,000	1,033,200
Biogen Inc. *	4,000	1,070,200
Edwards Lifesciences Corporation *	15,000	1,036,650
Gilead Sciences, Inc.	31,000	2,385,140
Johnson & Johnson	64,000	9,000,320
McKesson Corporation	4,000	613,680
Medtronic Public Limited Company	40,000	3,668,000
Merck & Co., Inc.	77,000	5,954,410
Pfizer Inc.	80,000	2,616,000
Stryker Corporation	10,000	1,801,900
Thermo Fisher Scientific Inc.	10,000	3,623,400
UnitedHealth Group Incorporated	24,000	7,078,800
Vertex Pharmaceuticals Incorporated *	7,000	2,032,170
Zoetis Inc.	12,000	1,644,480
		49,540,020
INDUSTRIALS — 6.33%
Cintas Corporation	3,000	799,080
CSX Corporation	8,000	557,920
Deere & Company	11,000	1,728,650
Emerson Electric Co.	14,000	868,420
General Dynamics Corporation	7,000	1,046,220
Honeywell International Inc.	11,000	1,590,490
IHS Markit Ltd.	10,000	755,000
Ingersoll Rand Inc. *	7,059	198,499
Lockheed Martin Corporation	10,000	3,649,200
Norfolk Southern Corporation	3,000	526,710
Northrop Grumman Corporation	5,000	1,537,200
Republic Services, Inc.	10,000	820,500
Roper Technologies, Inc.	2,500	970,650
Trane Technologies plc	8,000	711,840
TransDigm Group Incorporated	1,200	530,460
Union Pacific Corporation	8,000	1,352,560
United Parcel Service, Inc. - Class B	28,600	3,179,748
Verisk Analytics, Inc.	4,000	680,800
Waste Management, Inc.	14,000	1,482,740
		22,986,687
INFORMATION TECHNOLOGY — 24.42%
Accenture plc - Class A	18,000	3,864,960
Adobe Inc. *	11,000	4,788,410
Apple Inc.	49,000	17,875,200

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – June 30, 2020 (Unaudited) (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (continued)
Autodesk, Inc. *	5,000	$1,195,950
Automatic Data Processing, Inc.	13,000	1,935,570
Fiserv, Inc. *	16,000	1,561,920
Intel Corporation	100,000	5,983,000
Mastercard Incorporated - Class A	23,000	6,801,100
Microsoft Corporation	147,400	29,997,374
NVIDIA Corporation	14,000	5,318,740
Oracle Corporation	67,000	3,703,090
Paychex, Inc.	11,000	833,250
Visa, Inc. - Class A	25,000	4,829,250
		88,687,814
MATERIALS — 1.69%
Air Products and Chemicals, Inc.	7,000	1,690,220
Dow Inc.	14,273	581,767
Ecolab Inc.	8,000	1,591,600
Newmont Corporation	18,000	1,111,320
Sherwin-Williams Company (The)	2,000	1,155,700
		6,130,607
REAL ESTATE — 0.66%
Equinix, Inc.	2,200	1,545,060
SBA Communications Corporation	2,800	834,176
		2,379,236
UTILITIES — 2.76%
Dominion Energy, Inc.	20,000	1,623,600
Duke Energy Corporation	17,000	1,358,130
Eversource Energy	8,000	666,160
NextEra Energy, Inc.	12,000	2,882,040
Public Service Enterprise Group Incorporated	13,000	639,080
Sempra Energy	7,000	820,610
Southern Company (The)	22,000	1,140,700
Xcel Energy Inc.	14,000	875,000
		10,005,320
TOTAL EQUITY SECURITIES (cost - $301,926,962)		360,195,146

SHORT-TERM INVESTMENT — 0.89%
MONEY MARKET FUND — 0.89%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06% ^ (cost - $3,212,661)	3,212,661	3,212,661

TOTAL INVESTMENTS — 100.07%
(cost - $305,139,623)		363,407,807

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.07%)		(241,415)

NET ASSETS — 100.00%		$363,166,392

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – June 30, 2020 (Unaudited)

ASSETS
Investments, at value (cost – $305,139,623) (Notes B and C)	$363,407,807
Cash	4,240
Receivables:
Investments sold	305,092
Dividends	337,470
Prepaid expenses	26,849
Total Assets	364,081,458

LIABILITIES
Payables:
Investments purchased	487,391
Investment management fees (Note D)	297,853
Directors’ fees and expenses	42,024
Administration fees (Note D)	29,986
Other accrued expenses	57,812
Total Liabilities	915,066

NET ASSETS (applicable to 40,236,340 shares of common stock)	$363,166,392

NET ASSET VALUE PER SHARE ($363,166,392 ÷ 40,236,340)	$9.03

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 40,236,340 shares issued and outstanding (100,000,000 shares authorized)	$402,363
Paid-in capital	307,305,284
Accumulated earnings	55,458,745
Net assets applicable to shares outstanding	$363,166,392

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME
Income:
Dividends	$4,192,550

Expenses:
Investment management fees (Note D)	1,845,610
Administration and fund accounting fees (Note D)	116,208
Directors’ fees and expenses	83,741
Printing	39,361
Custodian fees	29,848
Legal and audit fees	23,479
Transfer agent fees	16,951
Stock exchange listing fees	11,419
Insurance	9,846
Miscellaneous	15,435
Total Expenses	2,191,898

Net Investment Income	2,000,652

NET REALIZED AND UNREALIZED Gain/(Loss) ON INVESTMENTS
Net realized loss from investments	(2,516,758)
Long-term capital gain distributions from regulated investment companies	15,449
Net change in unrealized appreciation/(depreciation) in value of investments	(13,973,784)
Net realized and unrealized loss on investments	(16,475,093)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,474,441)

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,000,652	$3,964,660
Net realized gain/(loss) from investments	(2,501,309)	16,689,673
Net change in unrealized appreciation/ (depreciation) in value of investments	(13,973,784)	84,005,644

Net increase/(decrease) in net assets resulting from operations	(14,474,441)	104,659,977

Distributions to stockholders (Note B):
From earnings	(2,000,652)	(20,636,861)
Return-of-capital	(41,011,785)	(72,269,142)
Total distributions to stockholders	(43,012,437)	(92,906,003)

Common stock transactions:
Offering expenses associated with rights offering	(3,277)	—
Proceeds from 745,862 and 1,378,617 shares newly issued in reinvestment of dividends and distributions, respectively	6,780,976	14,574,367
Payments for 251,900 and 0 shares repurchased, respectively	(1,684,048)	—

Net increase in net assets from common stock transactions	5,093,651	14,574,367

Total increase/(decrease) in net assets	(52,393,227)	26,328,341

NET ASSETS
Beginning of period	415,559,619	389,231,278
End of period	$363,166,392	$415,559,619

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2020 (Unaudited)		2019		2018	2017	2016	2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.46		$10.15		$13.18	$13.04	$15.05	$18.69
Net investment income #	0.05		0.10		0.10	0.13	0.15	0.14
Net realized and unrealized gain/(loss) on investments	(0.41)		2.59		(0.94)	2.40	0.83	(0.25)
Net increase/(decrease) in net assets resulting from operations	(0.36)		2.69		(0.84)	2.54	0.98	(0.11)

Dividends and distributions to stockholders:
Net investment income	(0.05)		(0.10)		(0.10)	(0.12)	(0.15)	(0.14)
Net realized capital gains	—		(0.43)		(0.32)	(1.33)	(1.08)	(0.30)
Return-of-capital	(1.03)		(1.85)		(2.34)	(1.30)	(2.12)	(3.54)
Total dividends and distributions to stockholders	(1.08)		(2.38)		(2.76)	(2.75)	(3.35)	(3.98)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		—		0.57	0.35	0.36	0.45
Reinvestment of dividends and distributions	0.00	+	0.00	+	0.00 +	0.00 +	0.00 +	0.00 +
Common stock repurchases	0.01		—		0.00 +	—	—	—
Total common stock transactions	0.01		0.00	+	0.57	0.35	0.36	0.45

Net asset value, end of period	$9.03		$10.46		$10.15	$13.18	$13.04	$15.05
Market value, end of period	$10.05		$10.99		$11.11	$15.29	$15.07	$16.89
Total investment return (a)	2.83	%(b)	23.68%		(8.89)%	25.13%	13.88%	10.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$363,166		$415,560		$389,231	$293,792	$170,337	$115,331
Ratio of net expenses to average net assets (c)	1.19	%(d)	1.17	%(e)	1.18%	1.22%	1.33%	1.35%
Ratio of net investment income to average net assets (f)	1.09	%(d)	0.96	%(e)	0.86%	0.99%	1.12%	0.86%
Portfolio turnover rate	51	%(b)	46%		57%	71%	64%	53%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investments companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.19% for the year ended December 31, 2019.

(f)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (Unaudited)

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2020, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2020, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-End Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2020, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2017 through 2019, and for the six months ended June 30, 2020. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (Unaudited) (continued)

net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$360,195,146	$—
Short-Term Investment	3,212,661	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$363,407,807	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2020.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2020, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (Unaudited) (concluded)

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2020, Cornerstone earned $1,845,610 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to Stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2020, Ultimus earned $116,208 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2020, purchases and sales of securities, other than short-term investments, were $185,543,438 and $220,961,789, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 40,236,340 shares issued and outstanding at June 30, 2020. Transactions in common stock for the six months ended June 30, 2020 were as follows:

Shares at beginning of period	39,742,378
Shares issued in reinvestment of dividends and distributions	745,862
Shares repurchased	(251,900)
Shares at end of period	40,236,340

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2019 for the Fund was ordinary income of $3,964,660, long-term capital gains of $16,672,201 and return of capital of $72,269,142.

At December 31, 2019, the components of accumulated deficit on a tax basis for the Fund were as follows:

Net unrealized appreciation	$71,933,838
Total accumulated earnings	$71,933,838

The following information is computed on a tax basis for each item as of June 30, 2020:

Cost of portfolio investments	$307,712,075
Gross unrealized appreciation	$65,852,851
Gross unrealized depreciation	(10,157,119)
Net unrealized appreciation	$55,695,732

14

Results of Annual Meeting of Stockholders (unaudited)

On April 21, 2020, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 39,846,869 shares of common stock outstanding on the record date of February 18, 2020:

(1)

To approve the election of Messrs. Ralph W. Bradshaw, Robert E. Dean, Matthew W. Morris, Scott B. Rogers, Andrew A. Strauss, Glenn W. Wilcox, Sr. and Ms. Marcia E. Malzahn as directors to serve until the year 2021 Annual Meeting of Stockholders or thereafter until each of their successors are duly elected and qualified.

Name of Directors	For	Witheld
Ralph W. Bradshaw	29,939,300	1,612,288
Robert E. Dean	30,047,401	1,504,187
Marcia E. Malzahn	29,983,996	1,567,592
Matthew W. Morris	29,986,048	1,565,540
Scott B. Rogers	30,098,285	1,453,303
Andrew A. Strauss	30,069,857	1,481,731
Glenn W. Wilcox, Sr.	30,012,825	1,538,763

15

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

16

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

17

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

18

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Cornerstone Total Return Fund, Inc.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Registrant Purchases of Equity Securities

Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs*	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs**
January 1 - January 31, 2020	-	-	-	-
February 1 - February 29, 2020	-	-	-	-
March 1 - March 31, 2020	251,900	$6.69	251,900	-
April 1 - April 30, 2020	-	-	-	-
May 1 - May 31, 2020	-	-	-	-
June 1 - June 30, 2020	-	-	-	-

*	As disclosed in the annual report dated December 31, 2019, in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Registrant may from time to time purchase shares of its common stock in the open market. For the six months ended June 30, 2020, the Registrant repurchased 251,900 shares of its common stock at an average price of $6.69 per share (total cost of $1,684,048).

**	No limit has been placed on the number of shares to be repurchased by the Registrant other than those imposed by federal securities laws.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 24, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	August 24, 2020

*	Print the name and title of each signing officer under his or her signature.